Quarterly Holdings Report
for
Fidelity® Mid Cap Growth Index Fund
March 31, 2026
MCG-NPRT3-0526
1.9896345.106
Common Stocks - 100.6%
	Shares	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc	73,812	7,186,336
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	42,246	804,364
CANADA - 0.6%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Restaurant Brands International Inc (United States)	262,769	19,418,629
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	13,628	1,306,244
TOTAL CANADA		20,724,873
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	15,531	556,476
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	6,016	214,952
KAZAKHSTAN - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Freedom Holding Corp/NV (b)(c)	18,140	2,628,123
KOREA (SOUTH) - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Coupang Inc Class A (b)	1,580,993	29,849,148
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	6,983	936,909
SWITZERLAND - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
On Holding AG Class A (b)	272,978	9,286,712
UNITED STATES - 98.5%
Communication Services - 5.0%
Diversified Telecommunication Services - 0.6%
AST SpaceMobile Inc Class A (b)(c)	241,152	19,984,266
GCI LLC Class A	891	32,833
GCI LLC Class C	8,203	305,234
Iridium Communications Inc	8,784	243,668
		20,566,001
Entertainment - 3.1%
Liberty Media Corp-Liberty Formula One Class A (b)	8,454	660,088
Liberty Media Corp-Liberty Formula One Class C (b)	78,691	6,690,309
Live Nation Entertainment Inc (b)(c)	191,243	29,166,470
ROBLOX Corp Class A (b)	749,525	42,393,135
Roku Inc Class A (b)	20,218	1,913,027
Take-Two Interactive Software Inc (b)	74,644	14,742,190
TKO Group Holdings Inc Class A	34,171	6,890,582
		102,455,801
Interactive Media & Services - 0.9%
Pinterest Inc Class A (b)	354,486	6,501,273
Reddit Inc Class A (b)	156,511	21,074,206
Trump Media & Technology Group Corp (b)(c)	105,127	975,579
		28,551,058
Media - 0.4%
DoubleVerify Holdings Inc (b)	83,533	793,564
Liberty Broadband Corp Class A (b)	4,275	214,690
Liberty Broadband Corp Class C (b)	29,002	1,458,801
Nexstar Media Group Inc	2,042	369,255
NIQ Global Intelligence Plc (c)	41,847	475,800
Trade Desk Inc (The) Class A (b)	529,693	12,018,734
		15,330,844
TOTAL COMMUNICATION SERVICES		166,903,704
Consumer Discretionary - 19.5%
Broadline Retail - 0.1%
Etsy Inc (b)	64,455	3,221,461
Distributors - 0.0%
Pool Corp	7,440	1,505,334
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Inc (b)	8,766	719,952
Duolingo Inc Class A (b)	45,940	4,528,306
Grand Canyon Education Inc (b)	9,338	1,587,740
H&R Block Inc	25,546	810,830
		7,646,828
Hotels, Restaurants & Leisure - 12.0%
Carnival Corp	427,103	11,053,426
Cava Group Inc (b)(c)	120,580	9,754,922
Choice Hotels International Inc	9,965	1,031,378
Churchill Downs Inc	67,331	6,048,344
Darden Restaurants Inc	131,939	25,865,322
Domino's Pizza Inc	11,505	4,127,879
DraftKings Inc Class A (b)	580,760	12,556,031
Dutch Bros Inc Class A (b)	149,971	7,597,531
Expedia Group Inc Class A	140,196	32,369,854
Flutter Entertainment PLC (b)(c)	157,859	16,093,725
Hilton Worldwide Holdings Inc	275,618	83,809,921
Las Vegas Sands Corp	370,351	19,954,512
Norwegian Cruise Line Holdings Ltd (b)	495,259	9,261,343
Planet Fitness Inc Class A (b)	100,126	7,447,372
Royal Caribbean Cruises Ltd	306,175	84,253,237
Texas Roadhouse Inc	79,988	13,209,218
Travel + Leisure Co	24,348	1,684,638
Vail Resorts Inc	34,037	4,367,628
Viking Holdings Ltd (b)	210,615	15,475,990
Wendy's Co/The (c)	84,393	586,531
Wingstop Inc	33,563	5,201,258
Wyndham Hotels & Resorts Inc	80,131	6,509,041
Yum! Brands Inc	113,187	17,598,315
		395,857,416
Household Durables - 0.6%
SharkNinja Inc (b)(c)	17,185	1,819,892
Somnigroup International Inc	244,296	18,058,360
TopBuild Corp (b)	2,380	836,094
		20,714,346
Specialty Retail - 4.8%
Burlington Stores Inc (b)	75,945	24,710,984
Carvana Co Class A (b)	163,360	51,357,117
Chewy Inc Class A (b)	279,719	7,552,413
Floor & Decor Holdings Inc Class A (b)	40,919	2,078,685
Lithia Motors Inc	3,235	807,844
Murphy USA Inc	20,567	10,159,481
RH (b)	3,120	436,238
Ross Stores Inc	76,947	16,669,029
Tractor Supply Co	642,416	29,101,445
Ulta Beauty Inc (b)	13,401	7,004,837
Valvoline Inc (b)(c)	136,045	4,581,996
Wayfair Inc Class A (b)	21,229	1,596,633
Williams-Sonoma Inc	20,758	3,784,806
		159,841,508
Textiles, Apparel & Luxury Goods - 1.8%
Deckers Outdoor Corp (b)	175,348	17,550,581
Lululemon Athletica Inc (b)	71,492	10,945,425
Ralph Lauren Corp Class A	3,371	1,159,590
Tapestry Inc	226,596	31,974,962
		61,630,558
TOTAL CONSUMER DISCRETIONARY		650,417,451
Consumer Staples - 1.7%
Beverages - 0.3%
Celsius Holdings Inc (b)	198,663	7,048,564
Coca-Cola Consolidated Inc	9,372	1,796,987
		8,845,551
Consumer Staples Distribution & Retail - 1.2%
BJ's Wholesale Club Holdings Inc (b)	23,366	2,299,682
Casey's General Stores Inc	6,692	4,870,839
Performance Food Group Co (b)	22,800	1,953,048
Sprouts Farmers Market Inc (b)	118,289	9,123,631
Sysco Corp	310,174	22,124,711
		40,371,911
Food Products - 0.2%
Darling Ingredients Inc (b)	21,170	1,309,365
Freshpet Inc (b)	15,925	938,937
Hershey Co/The	21,266	4,420,989
		6,669,291
TOTAL CONSUMER STAPLES		55,886,753
Energy - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Cheniere Energy Inc	115,896	32,886,649
HF Sinclair Corp	18,727	1,168,377
Phillips 66	34,818	6,343,143
Targa Resources Corp	256,671	64,355,120
Texas Pacific Land Corp	69,707	33,080,154
TOTAL ENERGY		137,833,443
Financials - 8.4%
Banks - 0.0%
Western Alliance Bancorp	27,012	1,913,800
Capital Markets - 5.1%
Ameriprise Financial Inc	100,212	44,534,213
Ares Management Corp Class A	227,383	24,807,485
Bank of New York Mellon Corp/The	60,433	7,169,167
Blue Owl Capital Inc Class A (c)	783,324	7,151,748
Coinbase Global Inc Class A (b)	26,289	4,590,322
FactSet Research Systems Inc (c)	2,948	639,687
Hamilton Lane Inc Class A (c)	31,890	3,169,866
Houlihan Lokey Inc Class A	24,912	3,577,861
Jefferies Financial Group Inc	45,199	1,865,363
Lazard Inc	21,551	915,486
LPL Financial Holdings Inc	96,292	28,967,522
Morningstar Inc	17,524	2,962,432
MSCI Inc	42,406	22,857,258
Robinhood Markets Inc Class A (b)	122,735	8,505,536
TPG Inc Class A	155,958	6,317,859
Tradeweb Markets Inc Class A	11,823	1,391,094
		169,422,899
Consumer Finance - 0.2%
Ally Financial Inc	39,299	1,541,700
Credit Acceptance Corp (b)(c)	477	201,990
Figure Technology Solutions Inc Class A	7,468	253,539
SLM Corp	33,716	721,860
SoFi Technologies Inc Class A (b)	200,873	3,189,863
		5,908,952
Financial Services - 2.4%
Affirm Holdings Inc Class A (b)	197,529	9,050,779
Block Inc Class A (b)	239,208	14,395,537
Corpay Inc (b)	82,124	23,897,263
Equitable Holdings Inc	345,134	12,807,923
Shift4 Payments Inc Class A (b)(c)	79,991	3,498,006
Toast Inc Class A (b)	559,723	14,838,257
UWM Holdings Corp Class A (c)	28,765	104,129
WEX Inc (b)	3,339	511,001
		79,102,895
Insurance - 0.7%
Brown & Brown Inc	36,351	2,370,449
Everest Group Ltd	7,051	2,304,619
Kinsale Capital Group Inc	26,723	9,130,180
Markel Group Inc (b)	3,071	5,878,109
RLI Corp	5,278	301,057
Ryan Specialty Holdings Inc Class A (c)	134,055	4,523,016
		24,507,430
TOTAL FINANCIALS		280,855,976
Health Care - 15.0%
Biotechnology - 5.7%
Alnylam Pharmaceuticals Inc (b)	153,184	50,683,990
Apellis Pharmaceuticals Inc (b)(c)	130,277	5,241,044
Caris Life Sciences Inc (b)	54,713	978,268
Exelixis Inc (b)	257,581	11,047,649
Halozyme Therapeutics Inc (b)	140,201	9,061,191
Incyte Corp (b)	50,144	4,719,553
Insmed Inc (b)	237,172	38,782,365
Ionis Pharmaceuticals Inc (b)	177,586	13,334,933
Natera Inc (b)	159,634	31,925,204
Neurocrine Biosciences Inc (b)	100,122	13,190,072
Sarepta Therapeutics Inc (b)	99,458	2,164,206
Summit Therapeutics Inc (b)(c)	141,155	2,676,299
Ultragenyx Pharmaceutical Inc (b)	111,407	2,333,977
Viking Therapeutics Inc (b)(c)	10,395	338,253
		186,477,004
Health Care Equipment & Supplies - 4.1%
Dexcom Inc (b)	472,497	29,672,812
IDEXX Laboratories Inc (b)	96,275	54,095,960
Inspire Medical Systems Inc (b)	34,616	1,785,492
Insulet Corp (b)	84,733	17,780,373
Masimo Corp (b)	54,462	9,687,156
Penumbra Inc (b)	45,782	15,033,435
ResMed Inc	41,712	9,363,510
		137,418,738
Health Care Providers & Services - 3.3%
Cardinal Health Inc	144,928	30,624,736
Cencora Inc	221,269	69,509,444
Chemed Corp	1,498	565,854
DaVita Inc (b)	42,445	6,523,372
Molina Healthcare Inc (b)	33,716	4,494,343
		111,717,749
Health Care Technology - 0.9%
Doximity Inc Class A (b)	161,329	3,758,966
Veeva Systems Inc Class A (b)	143,480	25,203,697
		28,962,663
Life Sciences Tools & Services - 0.9%
Medpace Holdings Inc (b)	26,975	12,953,126
Repligen Corp (b)	7,911	932,074
Sotera Health Co (b)	28,797	412,949
Tempus AI Inc Class A (b)(c)	119,446	5,401,348
Waters Corp (b)	37,633	11,207,107
		30,906,604
Pharmaceuticals - 0.1%
Corcept Therapeutics Inc (b)	113,570	4,578,006
TOTAL HEALTH CARE		500,060,764
Industrials - 24.7%
Aerospace & Defense - 8.1%
Axon Enterprise Inc (b)	91,374	38,805,624
BWX Technologies Inc	19,395	3,966,084
Carpenter Technology Corp	10,278	4,051,074
FTAI Aviation Ltd	123,090	30,157,050
HEICO Corp	51,325	14,073,315
HEICO Corp Class A	90,573	19,119,055
Howmet Aerospace Inc	484,575	111,675,155
Karman Holdings Inc (b)(c)	61,431	4,917,552
Leonardo DRS Inc	35,928	1,599,514
Loar Holdings Inc (b)(c)	46,592	2,669,256
Rocket Lab Corp	591,584	37,991,524
StandardAero Inc (b)	24,419	630,742
		269,655,945
Building Products - 0.9%
AAON Inc	81,200	6,719,300
Armstrong World Industries Inc	15,253	2,513,694
Carlisle Cos Inc	5,878	1,961,018
Lennox International Inc	38,375	17,810,989
Simpson Manufacturing Co Inc	4,111	705,530
		29,710,531
Commercial Services & Supplies - 0.9%
Rollins Inc (c)	362,178	19,343,927
Tetra Tech Inc	58,332	1,756,960
Veralto Corp	118,812	10,505,357
		31,606,244
Construction & Engineering - 4.6%
Comfort Systems USA Inc	42,037	57,968,603
EMCOR Group Inc	18,465	13,632,894
MasTec Inc (b)	15,816	5,088,640
Quanta Services Inc	137,871	75,693,936
WillScot Holdings Corp (c)	54,741	950,304
		153,334,377
Electrical Equipment - 3.6%
Rockwell Automation Inc	10,991	3,944,450
Vertiv Holdings Co Class A	459,745	115,202,902
		119,147,352
Ground Transportation - 0.4%
Avis Budget Group Inc (b)(c)	7,008	1,022,117
Lyft Inc Class A (b)	74,430	989,918
Old Dominion Freight Line Inc	12,490	2,440,546
U-Haul Holding Co (b)(c)	3,495	166,991
U-Haul Holding Co Class N	46,592	2,081,265
XPO Inc (b)	28,521	5,548,761
		12,249,598
Machinery - 0.2%
Allison Transmission Holdings Inc	16,843	1,971,641
RBC Bearings Inc (b)	7,597	4,126,083
		6,097,724
Passenger Airlines - 0.1%
Alaska Air Group Inc (b)(c)	23,997	882,610
American Airlines Group Inc (b)	49,651	533,252
Southwest Airlines Co	58,583	2,200,963
		3,616,825
Professional Services - 2.5%
Booz Allen Hamilton Holding Corp Class A	144,567	11,280,563
Broadridge Financial Solutions Inc	127,937	20,787,205
Equifax Inc	25,587	4,607,451
ExlService Holdings Inc (b)	186,516	5,679,412
KBR Inc	11,442	421,752
Paychex Inc	122,037	11,242,048
Paycom Software Inc	32,962	4,006,201
Paylocity Holding Corp (b)	48,605	5,251,284
Verisk Analytics Inc	101,507	19,260,954
		82,536,870
Trading Companies & Distributors - 3.4%
Core & Main Inc Class A (b)	133,152	6,577,709
Fastenal Co	1,139,322	52,864,541
Ferguson Enterprises Inc	13,582	3,168,137
SiteOne Landscape Supply Inc (b)	17,178	2,286,563
WW Grainger Inc	45,116	49,212,984
		114,109,934
TOTAL INDUSTRIALS		822,065,400
Information Technology - 15.6%
Communications Equipment - 0.3%
Lumentum Holdings Inc (b)	6,410	4,504,692
Ubiquiti Inc	5,088	4,020,995
		8,525,687
Electronic Equipment, Instruments & Components - 0.7%
CDW Corp/DE	11,344	1,372,851
Jabil Inc	81,823	21,734,643
		23,107,494
IT Services - 3.5%
Cloudflare Inc Class A (b)	378,841	78,170,052
Gartner Inc (b)	84,684	13,408,865
Globant SA (b)	5,010	231,011
GoDaddy Inc Class A (b)	162,514	13,435,032
Kyndryl Holdings Inc (b)	17,819	233,785
MongoDB Inc Class A (b)	9,085	2,223,735
Okta Inc Class A (b)	79,665	6,270,432
Twilio Inc Class A (b)	29,180	3,671,428
		117,644,340
Semiconductors & Semiconductor Equipment - 3.2%
Astera Labs Inc (b)	155,914	17,088,174
Enphase Energy Inc (b)	153,806	5,815,405
Entegris Inc	29,509	3,459,635
Lattice Semiconductor Corp (b)	139,776	12,965,622
MACOM Technology Solutions Holdings Inc (b)	19,874	4,413,419
Monolithic Power Systems Inc	55,933	61,154,346
Onto Innovation Inc (b)	13,075	2,681,290
		107,577,891
Software - 6.8%
Appfolio Inc Class A (b)	26,566	4,192,646
Bentley Systems Inc Class B (c)	190,212	6,680,245
Circle Internet Group Inc Class A	21,296	2,031,851
Datadog Inc Class A (b)	377,222	44,531,057
Docusign Inc (b)	181,371	8,598,799
Dropbox Inc Class A (b)	55,279	1,255,939
Dynatrace Inc (b)	354,823	13,121,355
Elastic NV (b)	111,511	5,574,435
Fair Isaac Corp (b)	23,070	24,628,148
Gen Digital Inc	72,114	1,357,907
Gitlab Inc Class A (b)(c)	170,912	3,698,536
Guidewire Software Inc (b)	102,560	15,338,874
HubSpot Inc (b)	61,446	14,998,969
Manhattan Associates Inc (b)	71,401	9,504,901
nCino Inc (b)	18,848	282,343
Nutanix Inc Class A (b)	77,007	2,927,036
Pegasystems Inc	36,988	1,574,209
Procore Technologies Inc (b)(c)	151,357	8,627,349
PTC Inc (b)	16,452	2,344,245
RingCentral Inc Class A	90,654	3,371,422
Rubrik Inc Class A (b)	103,116	5,049,591
Samsara Inc Class A (b)	387,416	12,277,213
SentinelOne Inc Class A (b)	268,512	3,458,435
Teradata Corp (b)	25,419	651,489
Tyler Technologies Inc (b)	43,135	14,768,561
Unity Software Inc (b)	22,975	504,072
Zscaler Inc (b)	120,716	16,935,248
		228,284,875
Technology Hardware, Storage & Peripherals - 1.1%
Everpure Inc Class A (b)	325,836	19,237,357
NetApp Inc	94,354	9,660,906
Super Micro Computer Inc (b)(c)	284,432	6,476,517
		35,374,780
TOTAL INFORMATION TECHNOLOGY		520,515,067
Materials - 0.2%
Construction Materials - 0.1%
Eagle Materials Inc	2,292	434,218
James Hardie Industries PLC (b)	115,035	2,178,763
		2,612,981
Metals & Mining - 0.1%
Steel Dynamics Inc	15,865	2,855,700
TOTAL MATERIALS		5,468,681
Real Estate - 1.4%
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (b)	39,469	5,346,471
CoStar Group Inc (b)	62,533	2,522,581
Jones Lang LaSalle Inc (b)	15,348	4,670,703
		12,539,755
Residential REITs - 0.1%
Sun Communities Inc	28,333	3,568,825
UDR Inc	21,834	737,552
		4,306,377
Retail REITs - 0.5%
Simon Property Group Inc	86,890	16,207,593
Specialized REITs - 0.4%
Lamar Advertising Co Class A	104,305	13,211,271
TOTAL REAL ESTATE		46,264,996
Utilities - 2.9%
Electric Utilities - 1.1%
NRG Energy Inc	247,402	36,155,328
Independent Power and Renewable Electricity Producers - 1.8%
Vistra Corp	408,832	61,459,715
TOTAL UTILITIES		97,615,043
TOTAL UNITED STATES		3,283,887,278
TOTAL COMMON STOCKS (Cost $3,302,978,825)		3,356,075,171

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (f) (Cost $631,265)	3.64	634,000	631,243

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	10,569,361	10,571,475
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	110,462,505	110,473,551
TOTAL MONEY MARKET FUNDS (Cost $121,045,026)			121,045,026

TOTAL INVESTMENT IN SECURITIES - 104.2% (Cost $3,424,655,116)	3,477,751,440
NET OTHER ASSETS (LIABILITIES) - (4.2)% (d)	(141,312,507)
NET ASSETS - 100.0%	3,336,438,933

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	21	6/2026	7,132,650	132,116

The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $136,000 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $631,243.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,741,362.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,066,298	443,944,918	436,439,008	272,598	(733)	-	10,571,475	10,569,361	0.0%
Fidelity Securities Lending Cash Central Fund	24,133,322	728,191,287	641,852,940	233,786	1,882	-	110,473,551	110,462,505	0.3%
Total	27,199,620	1,172,136,205	1,078,291,948	506,384	1,149	-	121,045,026

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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